Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2020
Transactions with related parties
Schedule of transactions and balances with related parties

Transactions and balances with related parties

	December 31, 2020			2020
	Receivables	Payables
(€ million)	and other	and other				Other operating
Name	assets	liabilities	Guarantees	Revenues	Costs	(expense) income
Joint ventures and associates
Agiba Petroleum Co	6	52			201
Angola LNG Supply Services Llc			165
Coral FLNG SA	6		1,079	49
Gas Distribution Company of Thessaloniki - Thessaly SA		13			52
Saipem Group	87	254	509	18	350
Karachaganak Petroleum Operating BV	25	141			816
Mellitah Oil & Gas BV	54	250		2	156
Petrobel Belayim Petroleum Co	65	467			556
Societa Oleodotti Meridionali SpA	3	399		20	15
Société Centrale Electrique du Congo SA	48			57
Unión Fenosa Gas SA	11	4	57	9		(3)
Vår Energi AS	39	190	456	85	1,126	(118)
Other (*)	72	24	1	66	167
	416	1,794	2,267	306	3,439	(121)
Unconsolidated entities controlled by Eni
Eni BTC Ltd			165
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	112	1	1	11
Other	5	23	10	4	9
	117	24	176	15	9
	533	1,818	2,443	321	3,448	(121)
Entities controlled by the Government
Enel Group	104	165		51	551	86
Italgas Group	1	177		3	714
Snam Group	189	211		45	1,012
Terna Group	46	62		152	225	8
GSE - Gestore Servizi Energetici	52	37		586	309	40
Other (*)	8	49		20	63
	400	701		857	2,874	134
Other related parties	1	4		2	53
Groupement Sonatrach - Agip «GSA» and Organe Conjoint des Opérations «OC SH/FCP»	87	52		19	262
	1,021	2,575	2,443	1,199	6,637	13

(*)Each individual amount included herein was lower than €50 million.

	December 31, 2019			2019
	Receivables	Payables
(€ million)	and other	and other				Other operating
Name	assets	liabilities	Guarantees	Revenues	Costs	(expense) income
Joint ventures and associates
Agiba Petroleum Co	3	71			229
Angola LNG Supply Services Llc			181
Coral FLNG SA	15		1,168	71
Gas Distribution Company of Thessaloniki - Thessaly SA		13			53
Saipem Group	75	227	510	27	503
Karachaganak Petroleum Operating BV	33	198		1	1,134
Mellitah Oil & Gas BV	57	171		3	365
Petrobel Belayim Petroleum Co	50	1,130		7	1,590
Unión Fenosa Gas SA	8	1	57	1	6	63
Vår Energi AS	32	143	482	63	1,481	(64)
Other (*)	106	29	1	112	87
	379	1,983	2,399	285	5,448	(1)
Unconsolidated entities controlled by Eni
Eni BTC Ltd			180
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	101	1	3	14
Other	5	25	14	6	18
	106	26	197	20	18
	485	2,009	2,596	305	5,466	(1)
Entities controlled by the Government
Enel Group	185	284		105	602	(8)
Italgas Group	3	154		1	677
Snam Group	278	229		71	1,208
Terna Group	40	45		171	223	17
GSE - Gestore Servizi Energetici	26	24		549	468	11
Other	10	19		12	35
	542	755		909	3,213	20
Other related parties	2	3		5	37
Groupement Sonatrach - Agip «GSA» and Organe Conjoint des Opérations «OC SH/FCP»	75	74		33	457
	1,104	2,841	2,596	1,252	9,173	19

Each individual amount included herein was lower than €50 million.

	December 31, 2018			2018
	Receivables	Payables
(€ million)	and other	and other				Other operating
Name	assets	liabilities	Guarantees	Revenues	Costs	(expense) income
Joint ventures and associates
Agiba Petroleum Co	1	96			156
Angola LNG Supply Services Llc			177
Coral FLNG SA	14		1,147	62
Gas Distribution Company of Thessaloniki - Thessaly SA	1	18			51
Saipem Group	75	171	793	30	420
Karachaganak Petroleum Operating BV	27	134		1	998
Mellitah Oil & Gas BV	1	268		1	502
Petrobel Belayim Petroleum Co	56	2,029		7	2,282
Unión Fenosa Gas SA	4	7	57	123		37
Vår Energi AS	13	100	218
Other(*)	44	25		111	104	(26)
	236	2,848	2,392	335	4,513	11
Unconsolidated entities controlled by Eni
Eni BTC Ltd			177
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	87	1	5	11
Other	6	23	14	7	13
	93	24	196	18	13
	329	2,872	2,588	353	4,526	11
Entities controlled by the Government
Enel Group	134	151		118	514	227
Italgas Group	5	146		23	667
Snam Group	237	289		109	1,184	(1)
Terna Group	26	47		150	231	8
GSE - Gestore Servizi Energetici	67	85		555	588	74
Other	25	18		45	34
	494	736		1,000	3,218	308
Other related parties	1	2		4	32
Groupement Sonatrach - Agip «GSA» and Organe Conjoint des Opérations «OC SH/FCP»	40	140		34	229
	864	3,750	2,588	1,391	8,005	319

(*) Each individual amount included herein was lower than €50 million.

Schedule of financing transactions and balances with related parties

Financing transactions and balances with related parties

(€ million)	December 31, 2020			2020

Name	Receivables	Payables	Guarantees	Gains	Charges
Joint ventures and associates
Angola LNG Ltd			228
Cardón IV SA	383			57
Coral FLNG SA	288			22	1
Coral South FLNG DMCC			1,304
Saipem Group	2	167			6
Société Centrale Electrique du Congo SA	83			7
Other	15	12	1	27	18
	771	179	1,533	113	25
Unconsolidated entities controlled by Eni
Other	36	28		1
	36	28		1
Entities controlled by the Government
Other		11			1
		11			1
	807	218	1,533	114	26

(€ million)	December 31, 2019			2019

Name	Receivables	Payables	Guarantees	Gains	Charges
Joint ventures and associates
Angola LNG Ltd			249
Cardón IV SA	563	5		77
Coral FLNG SA	253				2
Coral South FLNG DMCC			1,425
Société Centrale Electrique du Congo SA	85				20
Other	18	14	2	18	14
	919	19	1,676	95	36

Unconsolidated entities controlled by Eni
Other	48	28		1
	48	28		1
Entities controlled by the Government
Other	4	12
	4	12
	971	59	1,676	96	36

	December 31, 2018			2018
(€ million)

Name	Receivables	Payables	Guarantees	Gains	Charges
Joint ventures and associates
Angola LNG Ltd			245
Cardón IV SA	705	36		95
Coral FLNG SA	108
Coral South FLNG DMCC			1,397
Shatskmorneftegaz Sàrl				7	267
Société Centrale Electrique du Congo SA	64	30			5
Vår Energi AS		494
Other	38	4	22	13	9
	915	564	1,664	115	281
Unconsolidated entities controlled by Eni
Other	49	25
	49	25
Entities controlled by the Government
Enel Group		64
Other		8			2
		72			2
	964	661	1,664	115	283

Schedule of impact of transactions and positions with related parties on balance sheet

The impact of transactions and positions with related parties on the balance sheet accounts consisted of the following:

	December 31, 2020			December 31, 2019
		Related			Related
(€ million)	Total	parties	Impact %	Total	parties	Impact %
Other current financial assets	254	41	16.14	384	60	15.63
Trade and other receivables	10,926	802	7.34	12,873	704	5.47
Other current assets	2,686	145	5.40	3,972	219	5.51
Other non-current financial assets	1,008	766	75.99	1,174	911	77.60
Other non-current assets	1,253	74	5.91	871	181	20.78
Short-term debt	2,882	52	1.80	2,452	46	1.88
Current portion of long-term lease liabilities	849	54	6.36	889	5	0.56
Trade and other payables	12,936	2,100	16.23	15,545	2,663	17.13
Other current liabilities	4,872	452	9.28	7,146	155	2.17
Non-current lease liabilities	4,169	112	2.69	4,759	8	0.17
Other non-current liabilities	1,877	23	1.23	1,611	23	1.43

Schedule of impact of transactions with related parties on the profit and loss accounts

The impact of transactions with related parties on the profit and loss accounts consisted of the following:

	2020			2019			2018
		Related			Related			Related
(€ million)	Total	parties	Impact %	Total	parties	Impact %	Total	parties	Impact %
Sales from operations	43,987	1,164	2.65	69,881	1,248	1.79	75,822	1,383	1.82
Other income and revenues	960	35	3.65	1,160	4	0.34	1,116	8	0.72
Purchases, services and other	(33,551)	(6,595)	19.66	(50,874)	(9,173)	18.03	(55,622)	(8,009)	14.40
Net (impairment losses) reversals of trade and other receivables	(226)	(6)	2.65	(432)	28	—	(415)	26	—
Payroll and related costs	(2,863)	(36)	1.26	(2,996)	(28)	0.93	(3,093)	(22)	0.71
Other operating income (expense)	(766)	13	—	287	19	6.62	129	319	—
Finance income	3,531	114	3.23	3,087	96	3.11	3,967	115	2.90
Finance expense	(4,958)	(26)	0.52	(4,079)	(36)	0.88	(4,663)	(283)	6.07

Schedule of main cash flows with related parties

Main cash flows with related parties are provided below:

(€ million)	2020	2019	2018
Revenues and other income	1,199	1,252	1,391
Costs and other expenses	(5,789)	(6,869)	(5,210)
Other operating (expense) income	13	19	319
Net change in trade and other receivables and payables	(136)	(839)	683
Net interests	73	81	110
Net cash provided from operating activities	(4,640)	(6,356)	(2,707)
Capital expenditure in tangible and intangible assets	(842)	(2,332)	(2,768)
Net change in accounts payable and receivable in relation to investments	(370)	(339)	20
Change in financial receivables	(160)	(241)	(566)
Net cash used in investing activities	(1,372)	(2,912)	(3,314)
Change in financial and lease liabilities	164	(817)	16
Net cash used in financing activities	164	(817)	16
Total financial flows to related parties	(5,848)	(10,085)	(6,005)

Schedule of impact of cash flows with related parties

The impact of cash flows with related parties consisted of the following:

	2020			2019			2018
		Related			Related			Related
(€ million)	Total	parties	Impact %	Total	parties	Impact %	Total	parties	Impact %
Net cash provided from operating activities	4,822	(4,640)	—	12,392	(6,356)	—	13,647	(2,707)	—
Net cash used in investing activities	(4,587)	(1,372)	29.91	(11,413)	(2,912)	25.51	(7,536)	(3,314)	43.98
Net cash used in financing activities	3,253	164	5.04	(5,841)	(817)	13.99	(2,637)	16	—